Balances and Transactions with Related Parties (Details 1) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 ILS (₪) People	Dec. 31, 2018 USD ($) People	Dec. 31, 2017 ILS (₪) People	Dec. 31, 2016 ILS (₪) People
Statement Line Items [Line Items]
Number of people | People	8	8	5	7
Short-term employee benefits (includes Company's CEO in 2015, 2016 and 2017), Amount | ₪	₪ 8,790		₪ 7,816	₪ 6,040
USD [Member]
Statement Line Items [Line Items]
Short-term employee benefits (includes Company's CEO in 2015, 2016 and 2017), Amount | $		$ 2,345